Revenues	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Revenues	Note 14 - Revenues Revenues recorded are from payments of license agreements. Such revenues in 2020 and 2019 are from a customer in the U.S and in 2018 from a customer in the far-east.